Schedule III - Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III - Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation
Schedule III - Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation

Alexandria Real Estate Equities, Inc.

Schedule III

Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation

December 31, 2011

(Dollars in thousands)

				Costs
				Capitalized
				Subsequent
		Initial Costs		to Acquisition	Total Costs
			Buildings &	Buildings &		Buildings &		Accumulated			Date of	Date
Property	Market	Land	Improvements	Improvements	Land	Improvements	Total (12)	Depreciation (1)	Encumbrances		Construction (2)	Acquired

129/161/165 North Hill Avenue & 6 Thomas	California - San Diego	$3,091	$5,546	$14,800	$3,091	$20,346	$23,437	$(4,837)	$-		2002/2008	1999/2006
10931/10933 North Torrey Pines Road	California - San Diego	1,321	5,960	11,125	1,321	17,085	18,406	(7,376)	-		2009	1994
3010 Science Park Road	California - San Diego	1,013	-	19,050	1,013	19,050	20,063	(8,737)	20,288	(5)	2000	2000
10975 North Torrey Pines Road	California - San Diego	620	9,531	9,765	620	19,296	19,916	(4,430)	-		2005	1994
11025/11035/11045 Roselle Street	California - San Diego	1,209	6,869	7,932	1,209	14,801	16,010	(4,135)	-		1998/2006/2008	1997/2000/2000
4757/4767 Nexus Centre Drive	California - San Diego	4,796	24,590	15,638	4,796	40,228	45,024	(15,127)	20,100	(5)	1989/2006	1998
3530/3550 John Hopkins Court & 3535/3565 General Atomics Court	California - San Diego	3,247	23,307	21,122	3,247	44,429	47,676	(17,267)	-		2000/1999/2010/2009	1997/1997/1994/1994
6146/6166 Nancy Ridge Road	California - San Diego	1,248	3,839	4,549	1,248	8,388	9,636	(4,407)	-		2001/1997	1998
10505 Roselle Street & 3770 Tansy Street	California - San Diego	1,095	3,074	3,864	1,095	6,938	8,033	(3,355)	-		1999	1998
9363/9373/9393 Towne Centre Drive	California - San Diego	853	26,861	18,231	853	45,092	45,945	(13,390)	36,246	(3)	2003/2000/2010	1999
9880 Campus Point Drive	California - San Diego	4,246	16,165	20,014	4,246	36,179	40,425	(5,914)	-		2005	2001
6138-6150 Nancy Ridge Drive	California - San Diego	1,984	10,397	243	1,984	10,640	12,624	(2,113)	12,152	(3)	2001	2003
5810-5820 Nancy Ridge Drive	California - San Diego	3,492	18,285	714	3,492	18,999	22,491	(3,511)	-		2000	2004
13112 Evening Creek Drive	California - San Diego	7,393	27,950	54	7,393	28,004	35,397	(3,288)	12,839	(5)	2007	2007
3115/3215 Merryfield Row	California - San Diego	19,576	78,438	3,811	19,576	82,249	101,825	(9,135)	-		2001	2007
6175/6225/6275 Nancy Ridge Drive	California - San Diego	3,914	14,173	219	3,914	14,392	18,306	(2,514)	-		1995/2005/1995	2007
7330 Carroll Road	California - San Diego	2,650	19,878	313	2,650	20,191	22,841	(745)	-		2007	2010
5200 Illumina Way- Main	California - San Diego	17,329	96,606	12,020	17,329	108,626	125,955	(3,715)	-		2004	2010
5871 Oberlin Drive	California - San Diego	1,349	8,016	1,748	1,349	9,764	11,113	(187)	6,916	(10)	2004	2010
3985 Sorrento Valley Blvd	California - San Diego	2,422	15,456	273	2,422	15,729	18,151	(460)	8,125	(11)	2007	2010
10300 Campus Point Dr	California - San Diego	18,681	-	97,039	18,681	97,039	115,720	(1,122)	-		2009	2010
819-863 Mitten & 866 Malcolm	California - San Francisco Bay	2,884	7,784	11,637	2,884	19,421	22,305	(6,292)	-		2002	1998
2625/2627/2631 Hanover Street	California - San Francisco Bay	-	6,628	8,527	-	15,155	15,155	(6,417)	-		2000	1999
2425/2400/2450 Garcia Bayshore	California - San Francisco Bay	-	21,323	23,395	-	44,718	44,718	(13,029)	-		2008	1999
341/343 Oyster Point Blvd	California - San Francisco Bay	7,038	-	23,918	7,038	23,918	30,956	(12,076)	-		2009/2001	2000
901/951 Gateway Boulevard	California - San Francisco Bay	11,917	38,417	2,155	11,917	40,572	52,489	(11,044)	56,034	(4)	2000/2002	2002
681 Gateway Blvd	California - San Francisco Bay	8,250	33,846	4,290	8,250	38,136	46,386	(6,365)	47,396	(4)	2006	2002
3165 Porter Drive	California - San Francisco Bay	-	19,154	1,380	-	20,534	20,534	(4,087)	21,700	(3)	2002	2003
249 E. Grand Avenue	California - San Francisco Bay	5,708	-	59,162	5,708	59,162	64,870	(5,084)	-		2008	2004
1700 Owens St	California - San Francisco Bay	7,150	-	81,835	7,150	81,835	88,985	(10,018)	-		2007	2004
1500 Owens St	California - San Francisco Bay	7,735	-	74,090	7,735	74,090	81,825	(3,900)	-		2007	2004
455 Mission Bay Blvd S.	California - San Francisco Bay	10,535	-	88,532	10,535	88,532	99,067	(3,215)	-		2007	2004
7000 Shoreline Court	California - San Francisco Bay	7,038	39,704	5,835	7,038	45,539	52,577	(8,231)	32,920	(4)	2001	2004
3350 West Bayshore Road	California - San Francisco Bay	4,800	6,693	9,604	4,800	16,297	21,097	(2,157)	-		1982	2005
75 & 125 Shoreway	California - San Francisco Bay	6,617	7,091	10,279	6,617	17,370	23,987	(1,824)	-		2008	2006
600/630/650 Gateway Boulevard	California - San Francisco Bay	25,258	48,796	5,994	25,258	54,790	80,048	(6,870)	-		2002	2006
500 Forbes Ave	California - San Francisco Bay	38,911	75,337	13,604	38,911	88,941	127,852	(9,817)	-		2001	2007
409 Illinois St	California - San Francisco Bay	36,249	274,061	(128,593)	36,249	145,468	181,717	(2,494)	-		2011	2011
60 Westview Street	Eastern Massachusetts	960	3,032	9,170	960	12,202	13,162	(2,771)	-		2003	1998
One Innovation Drive	Eastern Massachusetts	2,734	14,567	6,954	2,734	21,521	24,255	(7,086)	-		1991	1999
377 Plantation Street	Eastern Massachusetts	2,352	14,173	3,060	2,352	17,233	19,585	(6,912)	-		1993	1998
381 Plantation Street	Eastern Massachusetts	651	-	23,746	651	23,746	24,397	(9,936)	-		2000	2000
500 Arsenal Street	Eastern Massachusetts	3,360	7,316	28,361	3,360	35,677	39,037	(10,717)	-		2001	2000
29 Hartwell Avenue	Eastern Massachusetts	1,475	7,194	14,212	1,475	21,406	22,881	(9,092)	12,986	(7)	2002	2001
780/790 Memorial Drive	Eastern Massachusetts	-	-	43,476	-	43,476	43,476	(14,372)	-		2002	2001
480 Arsenal Street	Eastern Massachusetts	6,413	5,457	44,753	6,413	50,210	56,623	(9,835)	-		2003	2001
35 Hartwell Avenue	Eastern Massachusetts	2,567	4,522	9,764	2,567	14,286	16,853	(3,604)	12,061	(3)	2004	2003
306 Belmont Street	Eastern Massachusetts	1,578	10,195	1,070	1,578	11,265	12,843	(2,136)	-		2003	2004
350 Plantation Street	Eastern Massachusetts	228	1,501	330	228	1,831	2,059	(432)	-		2003	2004
35 Wiggins Avenue	Eastern Massachusetts	876	5,033	198	876	5,231	6,107	(923)	-		1997	2004
30 Bearfoot Road	Eastern Massachusetts	1,220	22,375	44	1,220	22,419	23,639	(3,830)	-		2000	2005
100 Beaver Street	Eastern Massachusetts	1,466	9,046	8,922	1,466	17,968	19,434	(2,701)	-		2006	2005
44 Hartwell Avenue	Eastern Massachusetts	1,341	8,448	667	1,341	9,115	10,456	(1,469)	-		2000	2005
19 Presidential Way	Eastern Massachusetts	12,833	27,333	64	12,833	27,397	40,230	(4,565)	-		1999	2005
161 First Street	Eastern Massachusetts	2,749	7,679	7,778	2,749	15,457	18,206	(2,230)	-		2006	2005
155 Fortune Blvd.	Eastern Massachusetts	1,440	5,238	15	1,440	5,253	6,693	(853)	-		1996	2005
45 - 47 Wiggins Ave	Eastern Massachusetts	893	4,000	6,611	893	10,611	11,504	(1,222)	-		2008	2005
167 Sidney Street	Eastern Massachusetts	-	3,554	7,114	-	10,668	10,668	(1,221)	-		2006	2005
6-8 Preston Court	Eastern Massachusetts	1,278	7,057	557	1,278	7,614	8,892	(1,176)	-		2000	2005
300 Third Street	Eastern Massachusetts	-	54,481	18,304	-	72,785	72,785	(11,038)	-		2001	2006

				Costs
				Capitalized
				Subsequent
		Initial Costs		to Acquisition	Total Costs
			Buildings &	Buildings &		Buildings &		Accumulated			Date of	Date
Property	Market	Land	Improvements	Improvements	Land	Improvements	Total (12)	Depreciation (1)	Encumbrances		Construction (2)	Acquired
130 Forbes Avenue	Eastern Massachusetts	2,342	9,890	974	2,342	10,864	13,206	(1,867)	-		2006	2006
Technology Square	Eastern Massachusetts	-	619,658	17,788	-	637,446	637,446	(85,290)	214,638	(8)	1999-2009	2006
99 Erie Street	Eastern Massachusetts	-	3,831	231	-	4,062	4,062	(1,094)	-		1998	2006
111 Forbes Blvd	Eastern Massachusetts	804	5,835	1,215	804	7,050	7,854	(848)	-		2006	2007
215 First St.	Eastern Massachusetts	41,293	50,844	49,172	41,293	100,016	141,309	(6,731)	-		2000	2007
3 Preston Court	Eastern Massachusetts	1,049	2,310	6,736	1,049	9,046	10,095	(92)	-		2010	2008
525 Cartier Blvd. West	International - Canada	3,330	21,227	109	3,330	21,336	24,666	(3,640)	-		2004	2005
275 Armand Frappier	International - Canada	4,684	23,983	303	4,684	24,286	28,970	(3,660)	-		1999	2005
7990 Enterprise Street	International - Canada	2,592	9,645	330	2,592	9,975	12,567	(1,496)	-		2003	2005
1781 West 75th Ave	International - Canada	2,344	4,815	9,670	2,344	14,485	16,829	(1,424)	-		2008	2007
661 University Ave	International - Canada	-	-	90,786	-	90,786	90,786	(1,674)	-		2011	2007
5100 Campus Drive	NY/New Jersey/Suburban Philadelphia	327	2,117	601	327	2,718	3,045	(1,014)	2,237	(7)	1989	1998
5110 Campus Drive	NY/New Jersey/Suburban Philadelphia	327	2,117	258	327	2,375	2,702	(768)	2,671	(7)	1989	1998
702 Electronic Drive	NY/New Jersey/Suburban Philadelphia	600	3,110	4,045	600	7,155	7,755	(4,307)	-		1998	1998
210 Welsh Pool Road	NY/New Jersey/Suburban Philadelphia	621	4,258	2,971	621	7,229	7,850	(999)	-		1968	2004
200 Lawrence Road	NY/New Jersey/Suburban Philadelphia	1,289	12,039	136	1,289	12,175	13,464	(2,415)	-		2004	2004
102 Witmer Road	NY/New Jersey/Suburban Philadelphia	1,625	19,715	5,641	1,625	25,356	26,981	(4,139)	-		2002	2006
701 Veterans Circle	NY/New Jersey/Suburban Philadelphia	1,468	7,885	24	1,468	7,909	9,377	(863)	-		2007	2007
100 Phillips Parkway	NY/New Jersey/Suburban Philadelphia	1,840	2,298	14,578	1,840	16,876	18,716	(6,778)	10,163	(7)	1999	1998
279 Princeton Hightstown Road	NY/New Jersey/Suburban Philadelphia	1,075	1,438	4,695	1,075	6,133	7,208	(2,977)	-		1999	1998
ACNYC East Tower	NY/New Jersey/Suburban Philadelphia	-	-	342,351	-	342,351	342,351	(11,344)	-		2010	2006
100 Capitola Drive	Southeast	337	5,794	4,440	337	10,234	10,571	(2,981)	-		1986	1998
800/801 Capitola Drive	Southeast	576	11,688	19,160	576	30,848	31,424	(11,659)	-		1985/2009	1998
5 Triangle Drive	Southeast	161	3,409	2,776	161	6,185	6,346	(1,590)	-		1981	1998
108/110/112/114 Alexander Road	Southeast	-	376	41,634	-	42,010	42,010	(7,227)	-		2000	1999
7010/7020/7030 Kit Creek	Southeast	1,065	21,218	18,362	1,065	39,580	40,645	(7,918)	-		2005/2005/2008	2000
2525 State Highway 54	Southeast	713	12,827	773	713	13,600	14,313	(2,577)	-		1995	2004
7 Triangle Drive	Southeast	701	-	31,310	701	31,310	32,011	(317)	-		2011	2005
601 Keystone Park Drive	Southeast	785	11,546	4,980	785	16,526	17,311	(1,859)	-		2009	2006
555 Heritage Drive	Southeast	2,919	5,311	11,873	2,919	17,184	20,103	(1,105)	-		2010	2006
401 Professional Drive	Suburban Washington D.C.	1,129	6,941	4,819	1,129	11,760	12,889	(3,277)	-		2007	1996
25/35/45 W. Watkins Mills Rd	Suburban Washington D.C.	3,281	14,416	7,766	3,281	22,182	25,463	(5,839)	-		1997	1996
1330 Piccard Drive	Suburban Washington D.C.	2,800	11,533	27,830	2,800	39,363	42,163	(9,118)	-		2005	1997
708 Quince Orchard Road	Suburban Washington D.C.	1,267	3,031	6,772	1,267	9,803	11,070	(6,660)	-		2008	1997
1405/1413 Research Boulevard	Suburban Washington D.C.	3,850	31,557	17,484	3,850	49,041	52,891	(13,712)	-		2006/2000	1997/1996
1500/1550 East Gude Drive	Suburban Washington D.C.	1,523	7,731	3,433	1,523	11,164	12,687	(4,022)	11,894	(6)	2003/1995	1997
8000/9000/10000 Virginia Manor	Suburban Washington D.C.	-	13,679	2,941	-	16,620	16,620	(6,268)	14,735	(6)	2003	1998
1201 Clopper Road	Suburban Washington D.C.	2,463	493	23,593	2,463	24,086	26,549	(11,394)	-		2007	2000
19/20/22 Firstfield Road	Suburban Washington D.C.	2,294	13,425	16,526	2,294	29,951	32,245	(9,049)	-		2000/2001/2003	1998/2000/2000
1300 Quince Orchard Boulevard	Suburban Washington D.C.	970	5,138	232	970	5,370	6,340	(1,616)	-		2003	2000
930/940 Clopper Road	Suburban Washington D.C.	1,883	9,370	4,273	1,883	13,643	15,526	(4,865)	-		1992/2009	2001/1997
5 Research Place	Suburban Washington D.C.	1,466	5,708	25,772	1,466	31,480	32,946	(3,989)	-		2010	2001
9 West Watkins Mills Road	Suburban Washington D.C.	2,773	23,906	5,727	2,773	29,633	32,406	(4,847)	-		1999	2004
12301 Parklawn Drive	Suburban Washington D.C.	1,476	7,267	101	1,476	7,368	8,844	(1,346)	-		2007	2004
15010 Broschart Road	Suburban Washington D.C.	2,576	5,661	3,279	2,576	8,940	11,516	(1,226)	-		1999	2004
9920/9950 Medical Center Drive	Suburban Washington D.C.	2,797	8,060	307	2,797	8,367	11,164	(1,512)	-		2002	2004
5 Research Court	Suburban Washington D.C.	1,647	13,258	4,956	1,647	18,214	19,861	(5,366)	-		2007	2004
910 Clopper Road	Suburban Washington D.C.	5,527	26,365	7,855	5,527	34,220	39,747	(6,369)	-		2005	2004
9800 Medical Center Drive A/B/C/D	Suburban Washington D.C.	7,110	70,747	37,129	7,110	107,876	114,986	(26,818)	76,000		2002-2010	2004
620 Professional Drive	Suburban Washington D.C.	784	4,705	318	784	5,023	5,807	(794)	-		2003	2005
16020 Industrial Drive	Suburban Washington D.C.	2,924	19,664	571	2,924	20,235	23,159	(3,151)	-		1983	2005
14920 Broschart Rd	Suburban Washington D.C.	2,328	10,185	240	2,328	10,425	12,753	(427)	6,383	(9)	1998	2010
950 Wind River	Suburban Washington D.C.	2,400	10,620	1,050	2,400	11,670	14,070	(389)	-		2009	2010
14225 Newbrook Drive	Suburban Washington D.C.	4,800	27,639	390	4,800	28,029	32,829	(10,363)	29,305	(5)	2006	1997
1124 Columbia Street	Washington - Seattle	2,767	22,916	27,359	2,767	50,275	53,042	(17,772)	-		1997	1996
3000/3018 Western Avenue	Washington - Seattle	1,432	7,497	13,554	1,432	21,051	22,483	(5,791)	-		2000	1998
1201/1208 Eastlake Avenue	Washington - Seattle	5,810	47,149	14,955	5,810	62,104	67,914	(14,128)	43,320	(5)	1997	2002
1616 Eastlake Avenue	Washington - Seattle	6,940	-	62,791	6,940	62,791	69,731	(12,452)	-		2004	2003
410 W. Harrison/410 Elliott Avenue West	Washington - Seattle	3,857	1,989	10,393	3,857	12,382	16,239	(1,581)	-		2008/2006	2004
1551 Eastlake Ave.	Washington - Seattle	3,561	8,381	4,460	3,561	12,841	16,402	(3,469)	-		2000	2004
1600 Fairview Avenue	Washington - Seattle	2,212	6,788	5,949	2,212	12,737	14,949	(1,551)	-		2007	2005
199 Blaine St.	Washington - Seattle	6,528	-	71,680	6,528	71,680	78,208	(3,796)	720		2010	2004

				Costs
				Capitalized
				Subsequent
		Initial Costs		to Acquisition	Total Costs
			Buildings &	Buildings &		Buildings &		Accumulated			Date of	Date
Property	Market	Land	Improvements	Improvements	Land	Improvements	Total (12)	Depreciation (1)	Encumbrances		Construction (2)	Acquired
1201 & 1209 Mercer St	Washington - Seattle	5,032	1,111	1	5,032	1,112	6,144	(1,008)	–		1998	2007
801 Dexter Ave	Washington - Seattle	4,295	3,914	303	4,295	4,217	8,512	(570)	–		1996	2007
Various	Various	5,231	19,191	140,862	5,231	160,053	165,284	(20,541)	12,476	(7)

		$510,633	$2,565,195	$2,036,931	$510,633	$4,602,126	$5,112,759	$(742,535)	$724,305

(1)	The depreciable life for buildings and improvements ranges from 30 to 40 years, 20 for land improvements, and the term of the respective lease for tenant improvement.
(2)	Represents the later of date of original construction or date of latest renovation.
(3)	Loan of $82,159 secured by six properties identified by this reference.
(4)	Loan of $136,350 secured by four properties identified by this reference.
(5)	Loan of $117,611 secured by six properties identified by this reference.
(6)	Loan of $26,629 secured by three properties identified by this reference.
(7)	Loan of $33,009 secured by five properties identified by this reference.
(8)	The balance shown includes an unamortized discount of $1,528.
(9)	The balance shown includes an unamortized premium of $215.
(10)	The balance shown includes an unamortized premium of $195.
(11)	The balance shown includes an unamortized premium of $299.
(12)	The aggregate cost of real estate for federal income tax purposes is not materially different from the cost basis under GAAP (unaudited).

A summary of activity of consolidated rental properties and accumulated depreciation is as follows (in thousands):

	Rental Properties
	December 31,
	2011	2010	2009
Balance at beginning of period	$4,546,769	$3,903,955	$3,644,413
Purchase of rental properties	183,720	258,279	-
Sale of rental properties	(3,738)	(16,625)	(20,842)
Additions and net transfers from land held for future development and construction in progress	386,008	401,160	280,384
Balance at end of period	$5,112,759	$4,546,769	$3,903,955

	Accumulated Depreciation
	December 31,
	2011	2010	2009
Balance at beginning of period	$616,007	$520,647	$428,690
Depreciation expense on properties	126,528	102,165	98,351
Sale of properties		(6,805)	(6,394)
Balance at end of period	$742,535	$616,007	$520,647